Schedule of Investments - Virtus Seix Senior Loan ETF

October 31, 2022 (unaudited)

Security Description	Principal	Value
TERM LOANS – 90.5%

Basic Materials – 5.8%
Domtar Corp., 8.81%, (1 Month USD LIBOR + 5.50%), 10/01/28(1)	$694,750	$650,751
INEOS US Finance LLC, 5.75%, (1 Month USD LIBOR + 2.00%), 03/31/24(1)	488,874	485,733
Manchester Acquisition Sub LLC, 8.85%, (3 Month USD LIBOR + 5.75%), 11/16/26(1)	993,495	854,406
Mativ Holdings, Inc., 7.56%, (1 Month USD LIBOR + 3.75%), 02/09/28(1)	741,368	695,959
SK Neptune Husky Group Sarl, 8.55%, (3 Month USD LIBOR + 5.00%), 01/03/29(1)	900,000	729,000
Trinseo Materials Operating SCA, 5.75%, (1 Month USD LIBOR + 2.00%), 09/06/24(1)	498,695	467,606
Trinseo Materials Operating SCA, 0.00%, (3 Month USD LIBOR + 0.00%), 09/06/24(2)	249,347	233,803
Vibrantz Technologies, Inc., 8.49%, (3-Month USD LIBOR + 4.25%), 02/02/29(1)	1,000,000	783,565
Total Basic Materials		4,900,823

Communications – 10.9%
Banijay Group US Holding, Inc., 6.88%, (1 Month USD LIBOR + 3.75%), 03/03/25(1)	746,193	727,422
Banijay Group US Holding, Inc., 0.00%, (1 Month USD LIBOR + 0.00%), 03/03/25(2)	299,237	291,709
CSC Holdings LLC, 5.66%, (1 Month USD LIBOR + 2.25%), 01/15/26(1)	498,705	484,367
CSC Holdings LLC, 5.91%, (1 Month USD LIBOR + 2.50%), 04/15/27(1)	249,359	237,336
Digital Media Solutions LLC, 8.12%, (3 Month USD LIBOR + 5.00%), 05/25/26(1)	414,949	361,006
Directv Financing LLC, 8.75%, (1 Month USD LIBOR + 5.00%), 08/02/27(1)	1,626,867	1,554,472
Intelsat Jackson Holdings SA, 7.44%, (3 Month USD LIBOR + 4.50%), 01/26/29(1)	963,232	930,728
LendingTree LLC, 7.51%, (1 Month USD LIBOR + 3.75%), 09/15/28(1)	748,125	684,534
MJH Healthcare Holdings LLC, 7.33%, (1 Month USD LIBOR + 3.60%), 12/17/28(1)	796,499	770,613
Patagonia Holdco LLC, 8.39%, (3 Month USD LIBOR + 5.75%), 08/01/29(1)	425,000	345,313
Summer BC Holdco B SARL, 8.17%, (3 Month USD LIBOR + 4.50%), 12/04/26(1)	495,000	461,588
Summer BC Holdco B SARL, 0.00%, (1 Month USD LIBOR + 0.00%), 12/04/26(2)	249,370	232,538
Telenet Financing USD LLC, 5.41%, (1 Month USD LIBOR + 2.00%), 04/30/28(1)	500,000	485,937
Security Description	Principal	Value
TERM LOANS (continued)

Communications (continued)
Univision Communications, Inc., 7.00%, (1 Month USD LIBOR + 3.25%), 03/15/26(1)	$622,823	$605,113
Zacapa SARL, 7.80%, (3 Month USD LIBOR + 4.25%), 02/10/29(1)	1,095,996	1,049,964
Total Communications		9,222,640

Consumer, Cyclical – 20.0%
AAdvantage Loyalty IP Ltd., 0.00%, (1 Month USD LIBOR + 0.00%), 04/20/28(2)	200,000	198,393
AAdvantage Loyalty IP Ltd., 8.99%, (3 Month USD LIBOR + 4.75%), 04/20/28(1)	1,600,000	1,587,144
Academy Ltd., 6.88%, (1 Month USD LIBOR + 3.75%), 11/05/27(1)	795,960	786,635
AP Core Holdings II LLC, 9.25%, (1 Month USD LIBOR + 5.50%), 09/01/27(1)	750,000	685,624
Bombardier Recreational Products, Inc., 5.75%, (1 Month USD LIBOR + 2.00%), 05/24/27(1)	816,180	785,573
Caesars Resort Collection LLC, 6.50%, (1 Month USD LIBOR + 2.75%), 10/02/24(1)	1,227,487	1,215,875
Dexko Global, Inc., 7.50%, (1 Month USD LIBOR + 3.75%), 10/04/28(1)	484,962	442,181
Dexko Global, Inc., 7.42%, (3 Month USD LIBOR + 3.75%), 10/04/28(1)	263,158	239,943
Entain Holdings Gibraltar Ltd., 0.00%, (SOFR + 0.00%), 10/18/29(2)	750,000	739,455
Flutter Financing BV, 0.00%, (SOFR + 0.00%), 09/16/28(2)	1,500,000	1,483,125
Foundation Building Materials, Inc., 7.66%, (3 Month USD LIBOR + 3.25%), 01/29/28(1)	600,000	546,876
Installed Building Products, Inc., 6.00%, (1 Month USD LIBOR + 2.25%), 12/08/28(1)	463,216	454,749
LBM Acquisition LLC, 7.12%, (6 Month USD LIBOR + 3.75%), 12/17/27(1)	497,479	428,486
Lions Gate Capital Holdings LLC, 6.00%, (1 Month USD LIBOR + 2.25%), 03/24/25(1)	498,142	489,425
Mileage Plus Holdings LLC, 8.78%, (3 Month USD LIBOR + 5.25%), 06/21/27(1)	1,140,000	1,166,123
Penn Entertainment, Inc., 6.58%, (1 Month USD LIBOR + 2.85%), 04/21/29(1)	1,140,875	1,126,192
Scientific Games Holdings LP, 7.10%, (3 Month USD LIBOR + 3.50%), 02/04/29(1)	750,000	708,004
Scientific Games International, Inc., 6.40%, (1 Month USD LIBOR + 3.00%), 04/07/29(1)	598,500	591,892
Tenneco, Inc., 6.21%, (1 Month USD LIBOR + 3.00%), 10/01/25(1)	844,069	841,959
Tory Burch LLC, 6.75%, (1 Month USD LIBOR + 3.00%), 04/16/28(1)	795,970	731,548

Schedule of Investments - Virtus Seix Senior Loan ETF (continued)

October 31, 2022 (unaudited)

Security Description	Principal	Value
TERM LOANS (continued)

Consumer, Cyclical (continued)
William Morris Endeavor Entertainment LLC, 6.51%, (1 Month USD LIBOR + 2.75%), 05/19/25(1)	$748,739	$732,128
William Morris Endeavor Entertainment LLC, 6.51%, (1-Month USD LIBOR + 2.75%), 05/19/25(1)	903,622	883,575
Total Consumer, Cyclical		16,864,905

Consumer, Non-cyclical – 16.9%
Adtalem Global Education, Inc., 7.57%, (1 Month USD LIBOR + 4.00%), 02/12/28(1)	500,000	495,133
AHP Health Partners, Inc., 7.25%, (1 Month USD LIBOR + 3.50%), 08/24/28(1)	990,000	944,831
Amentum Government Services Holdings LLC, 7.21%, (3 Month USD LIBOR + 4.00%), 02/10/29(1)	234,628	227,784
Amentum Government Services Holdings LLC, 7.56%, (3 Month USD LIBOR + 4.00%), 02/10/29(1)	264,122	256,417
Avantor Funding, Inc., 6.00%, (1 Month USD LIBOR + 2.25%), 11/06/27(1)	720,259	708,055
Avantor Funding, Inc., 0.00%, (1 Month USD LIBOR + 0.00%), 06/12/28(2)	214,737	211,098
Employbridge LLC, 8.42%, (3 Month USD LIBOR + 4.75%), 07/19/28(1)	495,000	424,586
ICON Luxembourg Sarl, 5.94%, (3 Month USD LIBOR + 2.25%), 07/03/28(1)	1,559,691	1,546,340
Indivior Finance Sarl, 8.80%, (3 Month USD LIBOR + 5.25%), 06/30/26(1)	493,750	486,961
MPH Acquisition Holdings LLC, 7.32%, (3 Month USD LIBOR + 4.25%), 08/17/28(1)	742,500	691,453
National Mentor Holdings, Inc., 7.43%, (3 Month USD LIBOR + 3.75%), 02/18/28(1)	316,033	226,861
National Mentor Holdings, Inc., 7.51%, (1 Month USD LIBOR + 3.75%), 02/18/28(1)	255,779	183,608
National Mentor Holdings, Inc., 7.43%, (3 Month USD LIBOR + 3.75%), 03/02/28(1)	2,174	1,560
Perrigo Investments LLC, 6.33%, (1 Month USD LIBOR + 2.50%), 04/05/29(1)	498,750	493,139
PRA Health Sciences, Inc., 5.94%, (3 Month USD LIBOR + 2.25%), 07/03/28(1)	388,598	385,272
Primary Products Finance LLC, 7.71%, (3 Month USD LIBOR + 4.15%), 10/25/28(1)	498,750	485,269
Quirch Foods Holdings LLC, 8.64%, (1 Month USD LIBOR + 4.89%), 10/27/27(1)	397,975	374,842
Sabre GLBL, Inc., 8.83%, (1 Month USD LIBOR + 5.10%), 06/30/28(1)	1,000,000	926,250
Select Medical Corp., 6.26%, (1 Month USD LIBOR + 2.50%), 03/06/25(1)	500,000	487,580
Signal Parent, Inc., 7.25%, (1 Month USD LIBOR + 3.50%), 04/03/28(1)	296,250	206,449
Security Description	Principal	Value
TERM LOANS (continued)

Consumer, Non-cyclical (continued)
Team Health Holdings, Inc., 6.50%, (1 Month USD LIBOR + 2.75%), 02/06/24(1)	$497,445	$456,614
Team Health Holdings, Inc., 8.98%, (1 Month USD LIBOR + 5.25%), 03/02/27(1)	618,903	518,331
Trans Union LLC, 6.00%, (1 Month USD LIBOR + 2.25%), 11/16/28(1)	796,255	785,211
TTF Holdings LLC, 0.00%, (1 Month USD LIBOR + 0.00%), 03/31/28(2)	500,000	491,250
TTF Holdings LLC, 7.81%, (1 Month USD LIBOR + 4.00%), 03/31/28(1)	371,713	365,208
VC GB Holdings I Corp., 9.63%, (3 Month USD LIBOR + 6.75%), 07/23/29(1)	500,000	432,500
Vizient Inc., 5.82%, (1 Month USD LIBOR + 2.35%), 04/28/29(1)	855,867	854,263
Whole Earth Brands, Inc., 8.20%, (3 Month USD LIBOR + 4.65%), 02/05/28(1)	591,741	550,319
Total Consumer, Non-cyclical		14,217,184

Energy – 6.0%
CONSOL Energy, Inc., 8.33%, (1 Month USD LIBOR + 4.60%), 09/27/24(1)	786,299	779,541
CONSOL Energy, Inc., 0.00%, (SOFR + 0.00%), 09/27/24(2)	194,977	193,301
Keane Group Holdings LLC, 7.56%, (1 Month USD LIBOR + 3.75%), 05/25/25(1)	1,692,982	1,634,786
M6 ETX Holdings II Midco LLC, 0.00%, (SOFR + 0.00%), 08/10/29(2)	750,000	746,408
M6 ETX Holdings II Midco LLC, 8.07%, (1 Month USD LIBOR + 4.60%), 08/10/29(1)	750,000	746,408
WaterBridge Midstream Operating LLC, 9.13%, (3 Month USD LIBOR + 5.75%), 06/22/26(1)	995,387	978,281
Total Energy		5,078,725

Financials – 4.4%
Altisource Sarl, 7.67%, (3 Month USD LIBOR + 4.00%), 03/29/24(1)	500,000	414,845
Asurion LLC, 0.00%, (1-Month USD LIBOR + 0.00%), 01/20/29(2)	500,000	350,832
Citadel Securities LP, 6.84%, (1 Month USD LIBOR + 3.11%), 02/02/28(1)	750,000	747,503
Hightower Holding LLC, 6.73%, (3 Month USD LIBOR + 4.00%), 04/16/28(1)	495,000	461,587
OneDigital Borrower LLC, 8.49%, (3 Month USD LIBOR + 4.25%), 11/16/27(1)	794,746	758,983
Superannuation & Investments US LLC, 7.50%, (1 Month USD LIBOR + 3.75%), 10/31/28(1)	992,500	974,719
Total Financials		3,708,469

Industrials – 16.9%
Ali Group North America Corp., 5.84%, (1 Month USD LIBOR + 2.11%), 10/13/28(1)	1,248,731	1,228,701

Schedule of Investments - Virtus Seix Senior Loan ETF (continued)

October 31, 2022 (unaudited)

Security Description	Principal	Value
TERM LOANS (continued)

Industrials (continued)
ASP LS Acquisition Corp., 10.38%, (3 Month USD LIBOR + 7.50%), 04/30/29(1)(3)	$800,000	$560,000
ASP Navigate Acquisition Corp., 7.41%, (3 Month USD LIBOR + 4.50%), 10/06/27(1)	1,593,414	1,521,710
Coherent Corp., 5.88%, (1 Month USD LIBOR + 2.75%), 12/08/28(1)	1,000,000	976,250
CPG International LLC, 6.27%, (1 Month USD LIBOR + 2.60%), 04/20/29(1)	800,000	775,836
Daseke Cos., Inc., 7.58%, (1 Month USD LIBOR + 4.00%), 03/09/28(1)	443,250	427,320
First Student Bidco, Inc., 6.64%, (3 Month USD LIBOR + 3.00%), 07/21/28(1)	603,919	569,841
Foley Products Co. LLC, 8.45%, (3 Month USD LIBOR + 4.75%), 12/29/28(1)	497,705	475,308
Griffon Corp., 5.49%, (3 Month USD LIBOR + 2.65%), 01/19/29(1)	1,197,496	1,172,948
Grinding Media, Inc., 7.70%, (1 Month USD LIBOR + 4.00%), 09/22/28(1)	323,507	279,025
Grinding Media, Inc., 7.14%, (1 Month USD LIBOR + 4.00%), 09/22/28(1)	256,847	221,530
Grinding Media, Inc., 7.70%, (3 Month USD LIBOR + 4.00%), 09/22/28(1)	162,146	139,851
Kloeckner Pentaplast of America, Inc., 8.26%, (6 Month USD LIBOR + 4.75%), 02/04/26(1)	497,475	420,782
Momentive Performance Materials USA LLC, 7.01%, (1 Month USD LIBOR + 3.25%), 05/15/24(1)	997,423	987,763
Oscar Acquisitionco LLC, 8.15%, (3 Month USD LIBOR + 4.60%), 04/14/29(1)	750,000	683,096
Oscar Acquisitionco LLC, 0.00%, (SOFR + 0.00%), 04/14/29(2)	500,000	455,397
Smyrna Ready Mix Concrete LLC, 8.08%, (1 Month USD LIBOR + 4.25%), 03/24/29(1)	498,750	485,034
TransDigm, Inc., 0.00%, (1 Month USD LIBOR + 0.00%), 05/30/25(2)	212,045	207,548
TransDigm, Inc., 5.92%, (3 Month USD LIBOR + 2.25%), 05/30/25(1)	994,885	973,783
TricorBraun Holdings, Inc., 7.00%, (1 Month USD LIBOR + 3.25%), 01/29/28(1)	795,970	755,797
Trident TPI Holdings, Inc., 6.92%, (3 Month USD LIBOR + 3.25%), 10/17/24(1)	897,644	885,306
Total Industrials		14,202,826

Technology – 9.6%
Aristocrat Technologies, Inc., 5.90%, (3 Month USD LIBOR + 2.35%), 05/04/29(1)	750,000	750,938
Digi International, Inc., 0.00%, (1-Month USD LIBOR + 0.00%), 11/01/28(2)	393,120	385,995
Dun & Bradstreet Corp. (The), 6.90%, (1 Month USD LIBOR + 3.25%), 01/05/29(1)	845,750	825,769
Security Description	Principal	Value
TERM LOANS (continued)

Technology (continued)
Electronics For Imaging, Inc., 8.75%, (1 Month USD LIBOR + 5.00%), 07/02/26(1)	$366,021	$274,174
MA FinanceCo LLC, 7.42%, (3 Month USD LIBOR + 4.25%), 06/05/25(1)	445,233	444,398
Orchid Finco LLC, 7.58%, (3 Month USD LIBOR + 4.95%), 07/27/27(1)	487,500	463,125
Peraton Corp., 0.00%, (1 Month USD LIBOR + 0.00%), 02/23/28(2)	400,000	386,000
Peraton Corp., 7.50%, (1 Month USD LIBOR + 3.75%), 02/01/28(1)	931,353	898,756
Peraton Corp., 11.16%, (1 Month USD LIBOR + 7.75%), 02/01/29(1)	500,000	477,750
Seattle SpinCo, Inc., 7.59%, (1 Month USD LIBOR + 4.00%), 01/14/27(1)	2,194,472	2,179,385
UST Global, Inc., 7.33%, (1 Month USD LIBOR + 3.75%), 11/02/28(1)	995,919	978,490
Total Technology		8,064,780
Total Term Loans
(Cost $78,782,997)		76,260,352

CORPORATE BONDS – 8.8%

Basic Materials – 1.8%
Sylvamo Corp., 7.00%, 09/01/29(4)	600,000	558,493
TMS International Corp., 6.25%, 04/15/29(4)	1,330,000	934,743
Total Basic Materials		1,493,236

Communications – 0.3%
Gray Television, Inc., 4.75%, 10/15/30(4)	300,000	237,712

Consumer, Cyclical – 1.6%
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/30(4)	300,000	236,149
Foot Locker, Inc., 4.00%, 10/01/29(4)	1,000,000	765,985
Patrick Industries, Inc., 4.75%, 05/01/29(4)	500,000	378,293
Total Consumer, Cyclical		1,380,427

Consumer, Non-cyclical – 1.5%
Emergent BioSolutions, Inc., 3.88%, 08/15/28(4)	350,000	210,345
MPH Acquisition Holdings LLC, 5.75%, 11/01/28(4)	250,000	193,676
Tenet Healthcare Corp., 6.13%, 10/01/28(4)	1,000,000	867,125
Total Consumer, Non-cyclical		1,271,146

Energy – 0.6%
Patterson-UTI Energy, Inc., 5.15%, 11/15/29	550,000	486,162

Financials – 0.7%
SBA Communications Corp., 3.13%, 02/01/29	750,000	607,511

Industrials – 0.6%
Graham Packaging Co., Inc., 7.13%, 08/15/28(4)	600,000	492,635

Schedule of Investments - Virtus Seix Senior Loan ETF (continued)

October 31, 2022 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS (continued)

Technology – 1.7%
Crowdstrike Holdings, Inc., 3.00%, 02/15/29	$750,000	$634,022
NCR Corp., 5.13%, 04/15/29(4)	1,000,000	841,452
Total Technology		1,475,474
Total Corporate Bonds
(Cost $9,041,813)		7,444,303

TOTAL INVESTMENTS - 99.3%
(Cost $87,824,810)		83,704,655
Other Assets in Excess of Liabilities - 0.7%		592,799
Net Assets - 100.0%		$84,297,454

(1)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2022.
(2)	The loan will settle after October 31, 2022. The interest rate, based on the LIBOR and the agreed upon spread on trade date, will be determined at the time of settlement.
(3)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At October 31, 2022, the aggregate value of these securities was $5,716,608, or 6.8% of net assets.

Abbreviations:
LIBOR — London InterBank Offered Rate
SOFR — Secured Overnight Financing Rate
USD — United States Dollar

Fair Value Measurements
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of October 31, 2022.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Term Loans	$—	$75,700,352	$560,000	$76,260,352
Corporate Bonds	—	7,444,303	—	7,444,303
Total	$—	$83,144,655	$560,000	$83,704,655

Schedule of Investments - Virtus Seix Senior Loan ETF (continued)

October 31, 2022 (unaudited)

Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period. The following summarizes inputs (level 3) used as of October 31, 2022:

Balance as of July 31, 2022	$1,386,082
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(120,000)
Purchases	—
Sales	—
Amortization (accretion)	—
Transfers into Level 3	—
Transfers out of Level 3	(706,082)
Balance as of October 31, 2022	560,000
Net change in unrealized appreciation (depreciation) from investments still held as of October 31, 2022:	$(120,000)